U.S. Securities and Exchange Commission
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
     Kemper State Tax-Free Income Series
     222 S. Riverside Plaza, Chicago, Illinois 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     []     Kemper California Tax-Free Income Fund

3.  Investment Company Act File Number:  811-3657

    Securities Act File Number:  2-81549

4(a).     Last day of fiscal year for which this Form is filed:
                      08/31/97

4(b). [ ]    Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ]    Check box if this is the last time the issuer will be
filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$162,353,801

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$223,907,637

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$ -0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$223,907,637

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$61,553,836

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x 1/3,300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$ -0-


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
future fiscal years, then state that number here:   19,411,560

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ -0-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

                  []  Wire Transfer
                  []  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                            Vice President and Secretary

Date: 10/31/97

* Please print the name and title of the signing officer below the signature.


U.S. Securities and Exchange Commission
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
     Kemper State Tax-Free Income Series
     222 S. Riverside Plaza, Chicago, Illinois 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     []     Kemper Florida Tax-Free Income Fund

3.  Investment Company Act File Number:  811-3657

    Securities Act File Number:  2-81549

4(a).     Last day of fiscal year for which this Form is filed:
                      08/31/97

4(b). [ ]    Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ]    Check box if this is the last time the issuer will be
filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$16,159,228

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$22,571,760

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$ -0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$22,571,760

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$6,412,532

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x 1/3,300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$ -0-


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities
(number of shares or other units) deducted here:  -0-   . If there
is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 1,869,299

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ -0-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

                  []  Wire Transfer
                  []  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                            Vice President and Secretary

Date: 10/31/97

* Please print the name and title of the signing officer below the signature.


U.S. Securities and Exchange Commission
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
     Kemper State Tax-Free Income Series
     222 S. Riverside Plaza, Chicago, Illinois 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     []     Kemper Michigan Tax-Free Income Fund

3.  Investment Company Act File Number:  811-3657

    Securities Act File Number:  2-81549

4(a).     Last day of fiscal year for which this Form is filed:
                      08/31/97

4(b). [ ]    Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ]    Check box if this is the last time the issuer will be
filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$1,056,088

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$1,339,422

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$  -0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$1,339,422

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$283,334

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x 1/3,300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$ -0-


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ -0-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

                  []  Wire Transfer
                  []  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                            Vice President and Secretary

Date: 10/31/97

* Please print the name and title of the signing officer below the signature.


U.S. Securities and Exchange Commission
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
     Kemper State Tax-Free Income Series
     222 S. Riverside Plaza, Chicago, Illinois 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     []     Kemper New Jersey Tax-Free Income Fund

3.  Investment Company Act File Number:  811-3657

    Securities Act File Number:  2-81549

4(a).     Last day of fiscal year for which this Form is filed:
                      08/31/97

4(b). [ ]    Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ]    Check box if this is the last time the issuer will be
filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$1,167,072

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$386,964

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$ -0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$386,964

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$780,108


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$ -0-

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x 1/3,300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$236.40


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 41,018. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
in future fiscal years, then state that number here:   -0-

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$236.40

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

                  [X]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                            Vice President and Secretary

Date: 10/31/97

* Please print the name and title of the signing officer below the signature.


U.S. Securities and Exchange Commission
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
     Kemper State Tax-Free Income Series
     222 S. Riverside Plaza, Chicago, Illinois 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     []     Kemper New York Tax-Free Income Fund

3.  Investment Company Act File Number:  811-3657

    Securities Act File Number:  2-81549

4(a).     Last day of fiscal year for which this Form is filed:
                      08/31/97

4(b). [ ]    Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ]    Check box if this is the last time the issuer will be
filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$32,046,394

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$55,800,442

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$ -0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$55,800,442

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$23,754,048

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x 1/3,300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$ -0-


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities
(number of shares or other units) deducted here:  -0-   . If there
is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 3,570,945

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ -0-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

                  []  Wire Transfer
                  []  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                            Vice President and Secretary

Date: 10/31/97

* Please print the name and title of the signing officer below the signature.



U.S. Securities and Exchange Commission
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
     Kemper State Tax-Free Income Series
     222 S. Riverside Plaza, Chicago, Illinois 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     []     Kemper Ohio Tax-Free Income Fund

3.  Investment Company Act File Number:  811-3657

    Securities Act File Number:  2-81549

4(a).     Last day of fiscal year for which this Form is filed:
                      08/31/97

4(b). [ ]    Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ]    Check box if this is the last time the issuer will be
filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$8,620,943

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$7,349,381

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$ -0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$7,349,381

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$1,271,562


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$ -0-

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x 1/3,300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$385.32


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$385.32

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

                  [X]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                            Vice President and Secretary

Date: 10/31/97

* Please print the name and title of the signing officer below the signature.


U.S. Securities and Exchange Commission
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
     Kemper State Tax-Free Income Series
     222 S. Riverside Plaza, Chicago, Illinois 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     []     Kemper Pennsylvania Tax-Free Income Fund

3.  Investment Company Act File Number:  811-3657

    Securities Act File Number:  2-81549

4(a).     Last day of fiscal year for which this Form is filed:
                      08/31/97

4(b). [ ]    Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ]    Check box if this is the last time the issuer will
befiling this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$2,495,009

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$867,701

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$ -0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$867,701

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$1,627,308


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$ -0-

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x 1/3,300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$493.12


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$493.12

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 10/30/97

     Method of Delivery:

                  [X]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                            Vice President and Secretary

Date: 10/31/97

* Please print the name and title of the signing officer below the signature.


U.S. Securities and Exchange Commission
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
     Kemper State Tax-Free Income Series
     222 S. Riverside Plaza, Chicago, Illinois 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     []     Kemper Texas Tax-Free Income Fund

3.  Investment Company Act File Number:  811-3657

    Securities Act File Number:  2-81549

4(a).     Last day of fiscal year for which this Form is filed:
                      08/31/97

4(b). [ ]    Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ]    Check box if this is the last time the issuer will be
filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$2,245,519

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$3,458,543

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$ -0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$3,458,543

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$1,213,024

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x 1/3,300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$ -0-


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 222,067

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ -0-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

                  []  Wire Transfer
                  []  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                            Vice President and Secretary

Date: 10/31/97

* Please print the name and title of the signing officer below the signature.